1.   Name and address of issuer:

     Clearwater Investment Trust
     Minnesota Street, Suite 2100
     Saint Paul, MN 55101

2.   Name of each series or class of funds for which this notice is filed:

     Clearwater Growth Fund
     Clearwater Small Cap Fund

3.   Investment Company Act File Number: 40-5038
     Securities Act File Number:         33-12289

4.   Last day of fiscal year for which this notice is filed: December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: N/A

6. Date of termination of issuer's declaration under rule 24f-2 (a)(1), if applicable (see Instruction A.6): N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: N/A

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: N/A

9.   Number and aggregate sale price of securities sold during the fiscal year:

          172,283.363 shares
          $2,171,966.27
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          172,283.363 shares
          $2,171,966.27


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): N/A

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                  $2,171,966.27

     (ii)  Aggregate   price  of  shares  issued  in  connection  with  dividend
           reinvestment plans (from Item 11, if applicable):
                                                                            N/A

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                                            N/A

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                                            N/A

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [(line (i), plus line (ii), less line
           (iii) plus line (iv)] (if applicable):
                                                                            N/A

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                                         1/3300

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                        $658.17

Instruction: Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscally year: See Instruction C.3.

13. Check box if fees are being remitted to the Commission's depository as described in section 3a of the Commission' Rules of Informal and Other Procedures (17 CFR 202.3a). [X]

     Date of mailing or wire transfer of filing fees to the Commission's lock box depository: March 6, 1997.

                                   SIGNATURES

This report has been signed below the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Frederick T. Weyerhaeuser

Chairman

Date: March 19, 1997